Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 54,652	$ 37,129	$ 72,336
Federal funds sold	9,209	28,576	8,044
Interest-earning deposits in other financial institutions and other short term investments	253	5,764	0
Cash and cash equivalents	64,114	71,469	80,380
Securities available for sale (at fair value)	220,471	205,017	206,519
Securities held to maturity (at amortized cost) fair value of $2,542 in 2011		0	2,648
Loans held for sale (at fair value)	104,168	133,613	88,283
Loans receivable	1,124,937	1,133,672	1,216,664
Less: Allowance for loan losses	29,298	31,043	32,430
Loans receivable, net	1,095,639	1,102,629	1,184,234
Office properties and equipment, net	26,844	26,935	27,356
Federal Home Loan Bank stock (at cost)	20,193	20,193	21,653
Cash surrender value of life insurance	38,201	38,061	36,749
Real estate owned	30,799	35,974	56,670
Prepaid expenses and other assets	28,325	27,185	8,359
Total assets	1,628,754	1,661,076	1,712,851
Liabilities:
Demand deposits	86,948	84,140	68,457
Money market and savings deposits	115,578	118,453	104,102
Time deposits	712,393	736,920	878,733
Total deposits	914,919	939,513	1,051,292
Short-term borrowings	45,324	45,888	27,138
Long-term borrowings	434,000	434,000	434,000
Advance payments by borrowers for taxes	7,346	1,672	942
Other liabilities	20,060	37,369	33,107
Total liabilities	1,421,649	1,458,442	1,546,479
Shareholders' equity:
Preferred stock (par value $.01 per share) Authorized - 20,000,000 shares, no shares issued	0	0	0
Common stock (par value $.01 per share) Authorized - 200,000,000 shares in 2013, 2012 and 2011 Issued - 34,072,909 in 2013 and 2012 and 33,974,450 in 2011 Outstanding - 31,348,556 in 2013 and 2012 and 31,250,097 in 2011	341	341	340
Additional paid-in capital	110,458	110,490	110,894
Retained earnings	141,112	136,487	101,573
Unearned ESOP shares	(1,494)	(1,708)	(2,562)
Accumulated other comprehensive income, net of taxes	1,949	2,285	1,388
Treasury shares (2,724,353 shares), at cost	(45,261)	(45,261)	(45,261)
Total shareholders' equity	207,105	202,634	166,372
Total liabilities and shareholders' equity	$ 1,628,754	$ 1,661,076	$ 1,712,851